Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information

Note 19—Supplemental Cash Flow Information

During the year ended December 31, 2011 we paid $3.0 million of interest, net of amounts capitalized, on the Bora Term Loan. During the years ended December 31, 2010 and 2009, all amounts paid for interest were capitalized. During the years ended December 31, 2011, 2010 and 2009, we paid income taxes of $0.5 million, $0 and $0, respectively.

Capital expenditures in our consolidated statements of cash flows include the effect of changes in accrued capital expenditures, which are capital expenditures that were accrued but unpaid at period end. We have included these amounts in accounts payable and accrued expenses in our consolidated balance sheets as of December 31, 2011 and 2010. During the years ended December 31, 2011, 2010 and 2009, capital expenditures excludes the effects of changes in accrued capital expenditures of $7.6 million, $11.6 million, and $0 in our consolidated statements of cash flows.

During the years ended December 31, 2011, 2010 and 2009, unpaid interest expense and non-cash amortization of deferred financing costs totaling $7.0 million, $70.8 million and $43.9 million, respectively, were capitalized to property and equipment. Accordingly, these amounts are excluded from capital expenditures in our consolidated statements of cash flows for the years ended December 31, 2011, 2010 and 2009.